Fair value of financial instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of financial instruments

Note 4: —Fair value of financial instruments

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2020
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$35,448	$—	$—
Money market funds	223,474	—	—
Deposits	9,108	—	—
Bank Deposits	90,000	—	—
Restricted deposits	2,935	—	—
Marketable securities	—	357,420	—
Asset derivatives	—	314	—
Liability derivatives	—	(12)	—
Contingent consideration	—	—	(2,725)
	$360,965	$357,722	$(2,725)

	December 31, 2019
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$21,289	$—	$—
Deposits	2,882	—	—
Bank Deposits	15,000	—	—
Restricted deposits	3,492	—	—
Marketable securities	—	110,364	—
Derivatives	—	179	—
Contingent consideration	—	—	(6,327)
	$42,663	$110,543	$(6,327)

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2019	$(6,327)
Payment	4,000
Revaluation	(398)
Fair value as of December 31, 2020	$(2,725)

The fair value of other financial instruments included in working capital and other non-current assets and liabilities approximate their carrying value.

As of December 31, 2020, the total estimated fair value of the convertible notes was approximately $598,630. The fair value of the convertible notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted price of the convertible notes in an over-the-counter market.